Note 7 - Debt	12 Months Ended
Mar. 31, 2024
Notes to Financial Statements
Long-Term Debt [Text Block]

7. Debt

Note payable — During fiscal year 2024, the Company entered into an unsecured note payable with an individual lender which provides for an interim financing arrangement with an expiration date of June 30, 2024. The balance of the note payable as of March 31, 2024 was $8.9 million and is associated with certain deposits paid to vendors for a new can manufacturing line located at one of the Company’s plant facilities. The note payable bears interest at a variable interest rate based upon SOFR plus 1.80%. Interest is payable monthly and the interest rate as of March 31, 2024 was 7.13%.

Long-term debt is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2024	2023
Revolving credit facility	$237,225	$180,598

Term loans
Term Loan A-1
Outstanding principal	85,000	89,000
Unamortized debt issuance costs	(37)	(68)
Term Loan A-1, net	84,963	88,932

Term Loan A-2
Outstanding principal	283,500	173,500
Unamortized debt issuance costs	(902)	(551)
Term Loan A-2, net	282,598	172,949

Other	-	216
Total long-term debt	604,786	442,695
Less current portion	19,000	10,000
Long-term debt, less current portion	$585,786	$432,695

Revolving credit facility — On March 24, 2021, the Company entered into a Fourth Amended and Restated Loan and Security Agreement that provides for a senior revolving credit facility of up to $400.0 million that is seasonally adjusted (the “Revolver”).

On September 14, 2022, the Company entered into a First Amendment to the Fourth Amended and Restated Loan and Security Agreement (the “Revolver Amendment”) which amended several provisions to replace the London Interbank Offered Rate (“LIBOR”) with the Secured Overnight Financing Rate (“SOFR”) plus a spread adjustment as the interest rate benchmark on the Revolver. The transition to SOFR did not materially impact the interest rates applied to the Company’s borrowings. No other material changes were made to the terms of the Company’s Revolver as a result of the Revolver Amendment.

On May 5, 2023, the Company entered into a Second Amendment to the Fourth Amended and Restated Loan and Security Agreement (the “2023 Revolver Amendment”) which updated certain provisions relating to permitted indebtedness. No other material changes were made as a result of the 2023 Revolver Amendment.

On March 8, 2024, the Company entered into a Third Amendment to the Fourth Amended and Restated Loan and Security Agreement (the “2024 Revolver Amendment”) which increased the seasonal borrowing amount for the period from April through July by $50.0 million. No other material changes were made as a result of the 2024 Revolver Amendment.

Maximum borrowing availability under the Revolver totals $350.0 million from April through July and $400.0 million from August through March. In order to maintain availability of funds under the facility, the Company pays a commitment fee on the unused portion of the Revolver. The Revolver balance is included in Long-Term Debt in the accompanying Consolidated Balance Sheets due to the Revolver’s March 24, 2026 maturity.

The Revolver is secured by substantially all of the Company’s accounts receivable and inventories and contains borrowing base requirements as well as a financial covenant, if certain circumstances apply. The Company utilizes its Revolver for general corporate purposes, including seasonal working capital needs, to pay debt principal and interest obligations, and to fund capital expenditures and acquisitions. Seasonal working capital needs are affected by the growing cycles of the fruits and vegetables the Company packages. The majority of vegetable inventories are produced during the months of June through November and are then sold over the following year. Payment terms for vegetable produce are generally three months but may vary and range from approximately one to seven months. Accordingly, the Company’s need to draw on the Revolver may fluctuate significantly throughout the year.

The following table documents the quantitative data for short-term borrowings on the Revolver during fiscal years 2024 and 2023 (in thousands, except for percentages):

	As of:
	March 31,	March 31,
	2024	2023
Outstanding borrowings	$237,225	$180,598
Interest rate	6.93%	6.34%

	Fiscal Year:
	2024	2023
Maximum amount of borrowings drawn during the period	$290,968	$350,828
Average outstanding borrowings	$162,780	$159,670
Weighted average interest rate	6.78%	5.03%

Term loans — On May 28, 2020, the Company entered into an Amended and Restated Loan and Guaranty Agreement with Farm Credit East, ACA that provides for a $100.0 million unsecured term loan (the “Term Loan”). The amended and restated agreement has a maturity date of June 1, 2025 and converted the Term Loan to a fixed interest rate of 3.3012% until maturity rather than a variable interest rate in addition to requiring quarterly principal payments of $1.0 million, which commenced during fiscal year 2021. This agreement contains certain covenants, including maintaining a minimum EBITDA and minimum tangible net worth.

On January 20, 2023, the Company entered into a Second Amended and Restated Loan and Guaranty Agreement with Farm Credit East, ACA (the “Agreement”) which governs two term loans, as summarized below:

Term Loan A-1: The Agreement continues certain aspects of the $100.0 million term loan described above, namely Term Loan A-1 will continue to bear interest at a fixed interest rate of 3.3012%, mature on June 1, 2025, and remain unsecured. The Company’s historical practice is to hold term debt until maturity. The Company expects to maintain or have access to sufficient liquidity to retire or refinance long-term debt at maturity or otherwise, from operating cash flows, access to the capital markets, and its Revolver. The Company continuously evaluates opportunities to refinance its debt; however, any refinancing is subject to market conditions and other factors, including financing options that may be available to the Company from time to time, and there can be no assurance that the Company will be able to successfully refinance any debt on commercially acceptable terms at all.

Term Loan A-2: The Agreement adds an additional term loan in the amount of $175.0 million that will mature on January 20, 2028, and is secured by a portion of the Company’s property, plant and equipment. Term Loan A-2 bears interest at a variable interest rate based upon SOFR plus an additional margin determined by the Company’s leverage ratio. Quarterly payments of principal outstanding on Term Loan A-2 in the amount of $1.5 million commenced on March 1, 2023.

On May 23, 2023, the Agreement was amended by the Second Amended and Restated Loan and Guaranty Agreement Amendment which amends, restates and replaces in its entirety Term Loan A-2 (the “Amendment”). The Amendment provides a single advance term facility in the principal amount of $125.0 million to be combined with the outstanding principal balance of $173.5 million on Term Loan A-2 into one single $298.5 million term loan (“Amended Term Loan A-2”). Amended Loan Term A-2 is secured by a portion of the Company’s property, plant and equipment and bears interest at a variable interest rate based upon SOFR plus an additional margin determined by the Company’s leverage ratio. Quarterly payments of principal outstanding on Amended Term Loan A-2 in the amount of $3.75 million commenced on June 1, 2023. The Amendment continues all aspects of Term Loan A-1 as defined in the Agreement. As of March 31, 2024, the interest rate on Amended Term Loan A-2 was 7.34%.

The Amendment for Term Loan A-1 and Term Loan A-2 (collectively, the “Term Loans”) contains restrictive covenants usual and customary for loans of its type, in addition to financial covenants including minimum EBITDA and minimum tangible net worth which apply to both Terms Loans described above. In connection with the Amended Term Loan A-2, the Company incurred $1.1 million of financing costs which will be deferred and amortized over the life of the term loan.

The Term Loans permit the Company to participate in a patronage program. The program allows the Company to receive an annual patronage distribution from Farm Credit East, ACA, which is earned during a given calendar year period based on its eligible borrowings. The distribution is not guaranteed and if declared by Farm Credit East, ACA, the amount will be received by the Company during the fourth quarter of each fiscal year. The Company received $3.7 million, $0.9 million, and $1.1 million of patronage distributions in fiscal years 2024, 2023 and 2022, respectively. For fiscal year 2024, the patronage distribution is included within other non-operating income in the Consolidated Statements of Net Earnings.

Debt repayment requirements for the next five fiscal years are (in thousands):

2025	$19,000
2026	333,225
2027	15,000
2028	238,500
2029	-
Thereafter	-
Total	$605,725

Covenants and other debt matters — The Company’s debt agreements, including the Revolver and Term Loans, contain customary affirmative and negative covenants that restrict, with specified exceptions, the Company’s ability to incur additional indebtedness, incur liens, pay dividends on the Company’s capital stock, make other restricted payments, including investments, transfer all or substantially all of the Company’s assets, enter into consolidations or mergers, and enter into transactions with affiliates. The Company’s debt agreements also require the Company to meet certain financial covenants including a minimum EBITDA and minimum tangible net worth. The Revolver contains borrowing base requirements related to accounts receivable and inventories and also requires the Company to meet a financial covenant related to a minimum fixed charge coverage ratio if (a) an event of default has occurred or (b) availability on the Revolver is less than the greater of (i) 10% of the commitments then in effect and (ii) $25.0 million. The most restrictive financial covenant in the debt agreements is the minimum EBITDA within the Term Loan which for fiscal year 2024 was greater than $75.0 million. The Company computes its financial covenants as if the Company were on the FIFO method of inventory accounting. The Company has met all such financial covenants as of March 31, 2024.

The Company's debt agreements limit the payment of dividends and other distributions, subject to availability under the Revolver. There is an annual total distribution limitation of $50,000, less aggregate annual dividend payments totaling $23,181 that the Company presently pays on two outstanding classes of preferred stock. The carrying value of assets pledged for secured debt, including the Revolver, Term Loan A-2, and lease obligations, is $1,074.1 million as of March 31, 2024.

Standby letters of credit – The Company has standby letters of credit for certain insurance-related requirements. The majority of the Company’s standby letters of credit are automatically renewed annually, unless the issuer gives cancellation notice in advance. On March 31, 2024, the Company had $6.5 million in outstanding standby letters of credit. These standby letters of credit are supported by the Company’s Revolver and reduce borrowings available under the Revolver.